Leases (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating lease expire year	Operating lease for our office facility that expire in 2024.		Operating leases for our office facility that expire in 2024.
Recognized lease expense	$ 76,564	$ 70,000	$ 111,484	$ 0
Capital lease term	3 years		3 years
Capital leases annual interest rate	12.00%		12.00%
Capital lease obligations current	$ 87,901		$ 34,425
Capital lease obligations noncurrent	106,774		53,480
Operating Lease [Member]
Security deposit	$ 10,000		10,000
Finance Lease [Member]
Security deposit			$ 10,944